Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Unrealized gain (loss)	$ 3,196	$ 6,029	$ 2,438	$ 5,255	$ 8,106	$ (11,476)	$ 2,170
Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Acquisitions			(1,384)		0	(1,196)
Gains (losses) included in earnings			(786)		(338)	(1,066)
Dispositions and settlements			0		2,600	0
Transfers into/out of Level 3			0		0	0
Unrealized gain (loss)	(1,621)	(346)	(1,639)	(559)	(338)	(1,066)	0
Deferred compensation plan
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Unrealized gain (loss)	4,817	$ 6,375	4,077	$ 5,814	8,444	(10,410)	$ 2,127
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(3,023)		(3,023)		0	(2,262)
Deferred compensation plan	(6,424)		(6,424)		(10,574)	(19,259)
Total	(9,447)		(9,447)		(10,574)	(21,521)
Fair Value, Measurements, Recurring | Quoted Market Prices (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(853)		(853)			0
Deferred compensation plan	(6,424)		(6,424)		(10,574)	(19,259)
Total	(7,277)		(7,277)		(10,574)	(19,259)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0		0			0
Deferred compensation plan	0		0		0	0
Total	0		0		0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(2,170)		(2,170)			(2,262)
Deferred compensation plan	0		0		0	0
Total	$ (2,170)		$ (2,170)		$ 0	$ (2,262)